T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.0%
GEORGIA 92.4%
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/33  1,455 1,476
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series B, VRDN, 3.95%, 7/1/35  1,100 1,100
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 806
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  3,870 3,903
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,604
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 4,000 3,924
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,846
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 7,580 7,276
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,405
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/38 (1) 1,000 983
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (2)(3) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (2)(3) 1,555 700
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (2)(3) 550 248
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,036
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 311
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,290
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  2,035 2,081
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,940
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 529
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 642
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 1,615 1,413
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4) 1,610 1,381
Atlanta Water & Wastewater, 5.00%, 11/1/40  10,570 10,813
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 2,941
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (5) 350 360
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (6) 300 315

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Augusta Airport, Series A, 5.00%, 1/1/30  645 655
Augusta Airport, Series A, 5.00%, 1/1/31  275 280
Augusta Airport, Series A, 5.00%, 1/1/32  550 559
Augusta Airport, Series A, 5.00%, 1/1/34  585 595
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,529
Bartow County Dev. Auth., VRDN, 4.20%, 11/1/62 (1) 5,200 5,200
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  10,215 9,784
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,610
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,105
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 4.10%, 7/1/49  7,750 7,750
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 4.20%, 11/1/52 (1) 970 970
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 4.25%, 11/1/52  8,550 8,550
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 281
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 529
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41  3,000 3,041
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 1,846
Cherokee County Water & Sewer Auth., 4.00%, 8/1/53  350 340
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,070
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,107
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7) 235 236
Clarke County Classic Center Auth., Classic Center Arena Project,
3.00%, 5/1/61 (8) 2,000 1,449
Clarke County Classic Center Auth., Classic Center Arena Project,
4.00%, 5/1/52 (8) 3,000 2,883
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.125%, 5/1/54  3,000 2,838
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.25%, 5/1/61  1,750 1,674
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,180
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 1,785
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/52  5,535 5,035
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  1,000 1,000

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30  2,200 2,200
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  2,000 2,064
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 806
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 595
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/36  900 906
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/37  1,000 1,000
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 5.00%, 8/15/32  900 967
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 780
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,072
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (8) 1,980 2,080
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (8) 4,330 4,614
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  4,390 4,666
Forsyth County School Dist., GO, 5.00%, 2/1/38  2,235 2,394
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center and Technology Square Projects, Series B,
5.00%, 11/1/31  3,020 3,288
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  1,695 1,558
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,311
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,433
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 3.00%, 4/1/24 (4) 260 255
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 1,000 744
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 1,000 663
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 1,550 1,230
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,511
Gainesville & Hall County Dev Auth., Active Retirement
Communities, Series A, 6.25%, 9/1/52 (4) 1,250 1,080
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 3.00%, 2/15/51  4,500 3,226
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  10,500 9,484
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,720
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 220

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,750 3,452
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  9,425 7,593
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,240 997
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,674
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  4,675 4,623
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  1,065 1,053
Georgia Ports Auth., 4.00%, 7/1/46  3,500 3,420
Georgia Ports Auth., 4.00%, 7/1/47  2,675 2,615
Georgia Ports Auth., 4.00%, 7/1/52  1,000 974
Georgia Ports Auth., 5.00%, 7/1/47  7,490 8,158
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  1,450 1,455
Georgia State, Series A, GO, 5.00%, 7/1/28  1,000 1,107
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,402
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 3,019
Lagrange Dev. Auth., Lagrange College Project, 5.00%, 10/15/52  1,200 1,049
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,710 1,710
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,002
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,186
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 202
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  4,705 4,652
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 1,977
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,157
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 7/1/52 (Tender 9/1/27)  5,000 4,977
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 2,964
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/1/24  260 262
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,807
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,643
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,602

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 1,992
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 4.203%, 8/1/48 (Tender
12/1/23)  2,000 2,001
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/24  1,225 1,235
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  5,570 5,806
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43
(Prerefunded 7/1/25) (6) 5,000 5,189
Metro Atlanta Rapid Transit Auth., Green Bond, Series E-2, 4.00%,
7/1/45  5,000 4,929
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%,
7/1/45  5,000 5,176
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
4.00%, 7/1/44  2,975 2,931
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  1,030 952
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63  3,435 3,404
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/59 (8) 1,050 1,066
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,959
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/40  1,000 1,050
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/41  1,190 1,241
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/42  1,000 1,039
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,610 3,655
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/60  2,000 2,000
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/63  1,250 1,258
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/64 (8) 2,735 2,847
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.50%, 7/1/60  5,015 5,068
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (9) 1,000 1,021
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,565
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 2,995
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  2,440 2,478

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,182
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,504
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/46  3,000 3,061
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  5,295 5,313
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  4,405 4,564
Private Colleges & Univ. Auth., Mercer Univ., 4.00%, 10/1/50  2,000 1,814
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 570
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  1,000 961
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  5,000 4,791
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,115 2,210
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  4,370 4,090
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 4,000 3,727
Rockdale County Water & Sewer Revenue, 4.00%, 7/1/23  3,255 3,256
Roswell, Series A, GO, 4.00%, 2/1/53 (10) 1,750 1,717
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (6) 1,000 1,021
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/29 (Prerefunded 7/3/23) (6) 50 50
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/30 (Prerefunded 7/3/23) (6) 3,105 3,108
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31 (Prerefunded 7/3/23) (6) 220 220
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 480
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,118
380,743
PUERTO RICO 5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 2,179 1,062
Puerto Rico Commonwealth, GO, VR, 11/1/51 (2)(11) 1,560 753
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 745
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  128 122
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 290

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,954 1,793
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  700 626
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  733 636
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  403 336
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  383 384
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  428 437
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 708
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  747 791
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 393
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)(12) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)(12) 810 586
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(12) 100 71
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (2)
(12) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (2)
(12) 35 25
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)(12) 40 28
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)(12) 170 121
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)(12) 55 39
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)(12) 70 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)(12) 420 300
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(12) 425 304
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(12) 75 54
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(12) 35 25
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)(12) 15 11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)(12) 375 268
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)(12) 40 29
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)(12) 30 22
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)(12) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)(12) 20 14
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)(12) 175 123
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)(12) 40 29
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)(12) 140 98
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)(12) 40 28

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)(12) 15 11
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  500 479
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  446 271
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  168 160
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,412 5,005
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,082 4,856
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  591 547
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  261 242
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 229
23,126
Total Investments in Securities 98.0%
(Cost $413,762) $ 403,869
Other Assets Less Liabilities 2.0% 8,374
Net Assets 100.0% $ 412,243
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Non-income producing
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,167 and represents 3.7% of net assets.
(5) Escrowed to maturity
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Municipal Corporation
(9) Insured by AMBAC Assurance Corporation
(10) When-issued security
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Georgia Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F92-054Q1 05/23